Subsequent events	12 Months Ended
Sep. 30, 2023
Subsequent events
Subsequent events

26. Subsequent events

On December 20, 2023 the Company renewed its revolving facility and extended the term of the facility by three months to March 29, 2024. The Company retains the option to extend the existing facility by a further three months to June 29, 2024.